VOYA MUTUAL FUNDS

Voya Russia Fund

(the "Fund")

Supplement dated January 8, 2021

to the Fund's Class A, Class I, and Class W shares Prospectus and Summary Prospectus

(each a "Prospectus" and collectively the "Prospectuses")

each dated February 28, 2020

Effective January 1, 2021 Robert Davis was added as a portfolio manager for the Fund.

Effective January 1, 2021, the Fund's Prospectuses are revised as follows:

1.The sub-section entitled "Portfolio Management – Portfolio Manager" of the Fund's Prospectuses, is hereby deleted in its entirety and replaced with the following.

Portfolio Managers
Robert Davis	Renat Nadyukov
Portfolio Manager (since 01/21)	Portfolio Manager (since 08/13)

2.The sub-section entitled "Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Russia Fund" of the Fund's Prospectus is deleted in its entirety and replaced with the following:

Voya Russia Fund

The following individuals are jointly responsible for the day-to-day management of the Fund.

Renat Nadyukov, Senior Portfolio Manager with the Emerging Markets Equity Team, joined NNIP Advisors in 2007.

Robert Davis, Senior Portfolio Manager on European & Eurozone Dividend strategies, joined NNIP Advisors in 2011.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA MUTUAL FUNDS

Voya Russia Fund

(the "Fund")

Supplement dated January 8, 2021

to the Fund's Class A, Class I, and Class W shares

Statement of Additional Information

(the "SAI")

dated February 28, 2020

Effective January 1, 2021 Robert Davis was added as a portfolio manager for the Fund.

Effective January 1, 2021, the Fund's SAI is revised as follows:

1.The table and the paragraph immediately preceding it in the sub-section entitled "Sub-Adviser – Portfolio Management – Voya Russia Fund – Other Accounts Managed" in the Fund's SAI are hereby deleted in their entirety and replaced with the following:

Other Accounts Managed

The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of October 31, 2019:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies			Vehicles
Portfolio	Number of	Total Assets	Number of	Total Assets	Number of	Total
Manager	Accounts		Accounts		Accounts	Assets
Robert	0	$0	3	$2,578,392,489	0	$0
Davis1
Renat	1	$87,000,000	2	$74,000,000	0	$0
Nadyukov

1As of October 31, 2020.

2.The table and the paragraph immediately preceding it in the sub-section entitled "Sub-Adviser – Portfolio Management – Voya Russia Fund – Ownership of Securities" in the Fund's SAI are hereby deleted in their entirety and replaced with the following:

Ownership of Securities

The following table shows the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of October 31, 2019, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
Robert Davis1	None
Renat Nadyukov	None

1 As of October 31, 2020

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE